Retirement Plans	12 Months Ended
Mar. 04, 2017
Retirement Plans
Retirement Plans

18. Retirement Plans

Defined Contribution Plans

The Company and its subsidiaries sponsor several retirement plans that are primarily 401(k) defined contribution plans covering nonunion associates and certain union associates. The Company does not contribute to all of the plans. In accordance with those plan provisions, the Company matches 100% of a participant’s pretax payroll contributions, up to a maximum of 3% of such participant’s pretax annual compensation. Thereafter, the Company will match 50% of the participant’s additional pretax payroll contributions, up to a maximum of 2% of such participant’s additional pretax annual compensation. Total expense recognized for the above plans was $68,393 in fiscal 2017, $65,118 in fiscal 2016 and $60,552 in fiscal 2015.

The Company sponsors a Supplemental Executive Retirement Plan (“SERP”) for its officers, which is a defined contribution plan that is subject to a five year graduated vesting schedule. The expense recognized for the SERP was $16,921 in fiscal 2017, $1,377 in fiscal 2016 and $8,748 in fiscal 2015.

Defined Benefit Plans

The Company and its subsidiaries also sponsor a qualified defined benefit pension plan that requires benefits to be paid to eligible associates based upon years of service and, in some cases, eligible compensation. The Company’s funding policy for The Rite Aid Pension Plan (The “Defined Benefit Pension Plan”) is to contribute the minimum amount required by the Employee Retirement Income Security Act of 1974. However, the Company may, at its sole discretion, contribute additional funds to the plan. The Company made contributions of $0 in fiscal 2017, $0 in fiscal 2016 and $1,159 in fiscal 2015.

The Company also maintains a nonqualified executive retirement plan for certain former employees who, pursuant to their employment agreements, did not participate in the SERP. The Company no longer enrolls new participants into this plan. These participants generally receive an annual benefit payable monthly over fifteen years. This nonqualified defined benefit plan is unfunded.

Net periodic pension expense and other changes recognized in other comprehensive income for the defined benefit pension plans and the nonqualified executive retirement plan included the following components:

	Defined Benefit Pension Plan			Nonqualified Executive Retirement Plan
	2017	2016	2015	2017	2016	2015
Service cost	$1,291	$1,498	$2,543	$—	$—	$—
Interest cost	6,634	6,398	6,474	436	475	542
Expected return on plan assets	(4,512)	(6,330)	(7,339)	—	—	—
Amortization of unrecognized prior service cost	—	67	240	—	—	—
Amortization of unrecognized net loss (gain)	5,085	3,690	2,392	70	(574)	894

Net pension expense	$8,498	$5,323	$4,310	$506	$(99)	$1,436
Other changes recognized in other comprehensive loss:
Unrecognized net (gain) loss arising during period	$(3,979)	$7,369	$17,190	$70	$(574)	$894
Prior service cost arising during period	—	—	—	—	—	—
Amortization of unrecognized prior service costs	—	(67)	(240)	—	—	—
Amortization of unrecognized net (loss) gain	(5,085)	(3,690)	(2,392)	(70)	574	(894)

Net amount recognized in other comprehensive loss	(9,064)	3,612	14,558	—	—	—

Net amount recognized in pension expense and other comprehensive loss	$(566)	$8,935	$18,868	$506	$(99)	$1,436

The table below sets forth reconciliation from the beginning of the year for both the benefit obligation and plan assets of the Company’s defined benefit plans, as well as the funded status and amounts recognized in the Company’s balance sheet as of March 4, 2017 and February 27, 2016:

	Defined Benefit Pension Plan		Nonqualified Executive Retirement Plan
	2017	2016	2017	2016
Change in benefit obligations:
Benefit obligation at end of prior year	$156,474	$167,256	$11,046	$12,685
Service cost	1,291	1,498	—	—
Interest cost	6,634	6,398	436	475
Distributions	(7,449)	(7,408)	(1,504)	(1,540)
Change due to change in assumptions	—	—	—	—
Actuarial loss (gain)	7,399	(11,270)	70	(574)

Benefit obligation at end of year	$164,349	$156,474	$10,048	$11,046

Change in plan assets:
Fair value of plan assets at beginning of year	$110,217	$129,934	$—	$—
Employer contributions	—	—	1,504	1,540
Actual return on plan assets	15,890	(12,309)	—	—
Distributions (including expenses paid by the plan)	(7,449)	(7,408)	(1,504)	(1,540)

Fair value of plan assets at end of year	$118,658	$110,217	$—	$—

Funded status	$(45,691)	$(46,257)	$(10,048)	$(11,046)

Net amount recognized	$(45,691)	$(46,257)	$(10,048)	$(11,046)

Amounts recognized in consolidated balance sheets consisted of:
Prepaid pension cost	$—	$—	$—	$—
Accrued pension liability	(45,691)	(46,257)	(10,048)	(11,046)

Net amount recognized	$(45,691)	$(46,257)	$(10,048)	$(11,046)
Amounts recognized in accumulated other comprehensive loss consist of:
Net actuarial loss	$(44,761)	$(53,825)	$—	$—
Prior service cost	—	—	—	—

Amount recognized	$(44,761)	$(53,825)	$—	$—

The estimated net actuarial loss and prior service cost amounts that will be amortized from accumulated other comprehensive loss into net periodic pension expense in fiscal 2018 are $3,425 and $0, respectively.

The accumulated benefit obligation for the defined benefit pension plan was $164,349 and $156,474 as of March 4, 2017 and February 27, 2016, respectively. The accumulated benefit obligation for the nonqualified executive retirement plan was $10,048 and $11,046 as of March 4, 2017 and February 27, 2016, respectively.

The significant actuarial assumptions used for all defined benefit plans to determine the benefit obligation as of March 4, 2017, February 27, 2016 and February 28, 2015 were as follows:

	Defined Benefit Pension Plan			Nonqualified Executive Retirement Plan
	2017	2016	2015	2017	2016	2015
Discount rate	4.00%	4.25%	4.00%	4.00%	4.25%	4.00%
Rate of increase in future compensation levels	N/A	N/A	N/A	N/A	N/A	N/A
Expected long-term rate of return on plan assets	6.50%	6.50%	6.50%	N/A	N/A	N/A

Weighted average assumptions used to determine net cost for the fiscal years ended March 4, 2017, February 27, 2016 and February 28, 2015 were:

	Defined Benefit Pension Plan			Nonqualified Executive Retirement Plan
	2017	2016	2015	2017	2016	2015
Discount rate	4.25%	4.00%	4.50%	4.25%	4.00%	4.50%
Rate of increase in future compensation levels	N/A	N/A	N/A	N/A	N/A	N/A
Expected long-term rate of return on plan assets	6.50%	6.50%	7.75%	N/A	N/A	N/A

To develop the expected long-term rate of return on assets assumption, the Company considered the historical returns and the future expectations for returns for each asset class, as well as the target asset allocation of the pension portfolio. This resulted in the selection of the 6.50% long-term rate of return on plan assets assumption for fiscal 2017, 2016 and 2015.

The Company’s pension plan asset allocations at March 4, 2017 and February 27, 2016 by asset category were as follows:

	March 4, 2017	February 27, 2016
Equity securities	52%	49%
Fixed income securities	48%	51%

Total	100%	100%

The investment objectives of the Defined Benefit Pension Plan, the only defined benefit plan with assets, are to:

•	Achieve a rate of return on investments that exceeds inflation over a full market cycle and is consistent with actuarial assumptions;

•	Balance the correlation between assets and liabilities by diversifying the portfolio among various asset classes to address return risk and interest rate risk;

•	Balance the allocation of assets between the investment managers to minimize concentration risk;

•	Maintain liquidity in the portfolio sufficient to meet plan obligations as they come due; and

•	Control administrative and management costs.

The asset allocation established for the pension investment program reflects the risk tolerance of the Company, as determined by:

•	the current and anticipated financial strength of the Company;

•	the funded status of the plan; and

•	plan liabilities.

Investments in both the equity and fixed income markets will be maintained, recognizing that historical results indicate that equities (primarily common stocks) have higher expected returns than fixed income investments. It is also recognized that the correlation between assets and liabilities must be balanced to address higher volatility of equity investments (return risk) and interest rate risk.

The following targets are to be applied to the allocation of plan assets.

Category	Target Allocation
U.S. equities	39%
International equities	13%
U.S. fixed income	48%

Total	100%

The Company expects to contribute $4,900 to the Defined Benefit Pension Plan and make payments of $1,241 to participants of the Nonqualified Executive Retirement Plan during fiscal 2018.

Common and Collective Trusts

Common collective trust funds are stated at fair value as determined by the issuer of the common collective trust funds based on the net asset value (“NAV”) of the underlying investments in accordance with ASC 820. There are generally no restrictions on redemptions from these funds and no unfunded commitments to invest. In accordance with ASC subtopic 820-10, certain investments that were measured at NAV per shared (or its equivalent) have not been classified in the fair value hierarchy. The underlying investments mainly consist of equity and fixed income securities funds that are valued based on the daily closing price as reported by the fund.

The proceeding methods described may produce a fair value calculation that may not be indicative of net realizable value or reflective of future fair values. Furthermore, although the Company believes its valuation methods are appropriate and consistent with other market participants, the use of different methodologies or assumptions to determine the fair value of certain financial instruments could result in a different fair value measurement at March 4, 2017.

The following table sets forth by level within the fair value hierarchy a summary of the plan’s investments measured at fair value on a recurring basis as of March 4, 2017 and February 27, 2016:

	Fair Value Measurements at March 4, 2017
	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Equity Securities
International equity	$—	$—	$—	$15,348
Large Cap	—	—	—	32,413
Small-Mid Cap	—	—	—	14,083
Fixed Income
Long Term Credit Bond Index	—	—	—	47,694
20+ Year Treasury STRIPS	—	—	—	7,563
Intermediate Fixed Income	—	—	—	639
Other types of investments
Short Term Investments	—	—	—	918

Total	$—	$—	$—	$118,658

	Fair Value Measurements at February 27, 2016
	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Equity Securities
International equity	$—	$—	$—	$14,414
Large Cap	—	—	—	28,188
Small-Mid Cap	—	—	—	11,684
Fixed Income
Long Term Credit Bond Index	—	—	—	43,130
20+ Year Treasury STRIPS	—	—	—	10,929
Intermediate Fixed Income	—	—	—	41

	Fair Value Measurements at February 27, 2016
	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Other types of investments
Short Term Investments	—	—	—	1,831

Total	$—	$—	$—	$110,217

The following is a description of the valuation methodologies used for instruments measured at fair value, as well as the general classification of such instruments pursuant to the valuation hierarchy.

Following are the future benefit payments expected to be paid for the Defined Benefit Pension Plan and the nonqualified executive retirement plan during the years indicated:

Fiscal Year	Defined Benefit Pension Plan	Nonqualified Executive Retirement Plan
2018	$8,091	$1,241
2019	8,190	1,217
2020	8,408	1,137
2021	8,587	969
2022	8,785	874
2023 - 2027	45,960	3,550

Total	$88,021	$8,988

Other Plans

The Company participates in various multi-employer union pension plans that are not sponsored by the Company. Total expenses recognized for the multi-employer plans were $21,336 in fiscal 2017, $20,782 in fiscal 2016 and $19,634 in fiscal 2015.